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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No. ________       [_]
     Post-Effective Amendment No. 34            [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
     ACT OF 1940

Amendment No. 36                                [X]

                        (Check Appropriate Box or Boxes)

                         Metropolitan Series Fund, Inc.
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               (Exact Name of Registrant as Specified in Charter)

501 Boylston Street, Boston, Massachusetts                        02116
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 (Address of Principal Executive Offices)                       (Zip Code)

                                 (617) 578-3104
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              (Registrant's Telephone Number, Including Area Code)

                              GARY A. BELLER, ESQ.
                               One Madison Avenue
                            New York, New York 10010
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                    (Name and Address of Agent for Service)

                                    Copy to:
                              THOMAS M. LENZ, ESQ.
                             MetLife Advisers, LLC
                              501 Boylston Street
                          Boston, Massachusetts, 02116

It is proposed that this filing will become effective (check appropriate box):
[_] Immediately upon filing pursuant to paragraph (b)
[X] On May 1, 2003 pursuant to paragraph (b).
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] On (date) pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[_] On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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This Post-Effective Amendment No. 34 incorporates by reference Parts A, B and C of Post-Effective Amendment No. 33 filed on January 17, 2003. This amendment is filed solely to delay the effectiveness of Post-Effective Amendment No. 33.

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     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Boston and The Commonwealth of Massachusetts on the 28th day of March, 2003, and the Registrant hereby certifies that the amendment meets all the requirements for effectiveness under Section (b) of Rule 485 under the Securities Act of 1933.

                                        METROPOLITAN SERIES FUND, INC.
                                                    (Registrant)

                                        By: /s/ ANNE M. GOGGIN
                                            --------------------------
                                                Anne M. Goggin
                                                   President

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                Signature                         Date
                ---------                         ----

           /s/ ANNE M. GOGGIN                 March 28, 2003
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  President and Chief Executive Officer
      (Principal Executive Officer)


                    *
     -------------------------------
              Steve A. Garban
                  Director

                    *
     -------------------------------
                Linda Strumpf
                  Director


                    *
     -------------------------------
              Dean O. Morton
                  Director


                    *
     -------------------------------
          Michael S. Scott Morton
                  Director


                    *
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            Arthur G. Typermass
                  Director


                    *
     -------------------------------
              Toby Rosenblatt


                    *
     -------------------------------
              H. Jesse Arnelle

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                Signature                         Date
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           /s/ PETER H. DUFFY                March 28, 2003
     -------------------------------
              Peter H. Duffy
    Treasurer (Principal Financial and
            Accounting Officer)


        *BY: /s/ THOMAS M. LENZ              March 28, 2003
     -------------------------------
                Thomas M. Lenz
               Attorney-in-Fact